Pay vs Performance Disclosure ₫ in Millions	12 Months Ended
	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2022 VND (₫)
Pay vs Performance Disclosure
Net Income (Loss)	₫ (77,265,364)	$ (3,175,071,461)	₫ (60,168,126)	[1]	₫ (52,887,812)	[1]

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).